Subsequent Events (Details) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 04, 2020	Jul. 10, 2020	Jun. 13, 2018	Jul. 30, 2020	Jul. 29, 2020	Jun. 30, 2020	Dec. 31, 2019
Business loan agreement			As previously disclosed, Neese, a subsidiary of 1847 Holdings LLC, entered into a business loan agreement (the "Loan Agreement") with Home State Bank (the "Lender") on June 13, 2018 for a revolving line of credit, pursuant to which Neese issued a revolving promissory note to the Lender in the principal amount of $3,654,074 with an annual interest rate of 6.85% (the "Note"), which matured on July 20, 2020. Neese also entered into a commercial security agreement (the "Security Agreement") with the Lender, pursuant to which the Note was secured by a security interest in certain assets of Neese.
Total payoff amount							$ 12,060
Converted outstanding balance of secured convertible promissory						$ 275,000
Renewal of Home State Bank loan [Member]
Principal amount			$ 3,654,074
Annual interest rate			6.85%
Maturity date			Jul. 20, 2020
Subsequent Event [Member]
Shares of common stock sold	1,111,200			1,111,200
Underwritting agreement, description				The offering price to the public of $9.00 per share minus the underwriters' discount.
Gross proceeds	$ 10,000,800
Received net proceeds	$ 8,992,029
Warrant to purchase common shares	55,560
Terms agreement eith lender, description				(i) the maturity date was extended to July 30, 2022; (ii) the interest rate was changed to 5.50%; (iii) Neese agreed to pay accrued interest in the amount of $95,970.42; (iv) Neese agreed to make payments of $30,000.00 beginning on September 30, 2020 and continuing thereafter on a monthly basis until maturity at which time a final interest payment is due; (v) Neese agreed to make a payment of $260,000.00 on December 30, 2020 and December 30, 2021; (vi) Neese agreed to make two new advances under the Note in the amounts $51,068.19 and $517,528.86 to repay in full Neese's capital lease transactions due to Utica Leaseco LLC; (vii) Neese agreed to pay a loan fee of $17,500.00 at the time of signing the Amendment; and (viii) the Lender agreed to make a loan advance to checking for $17,500.00.
Subsequent Event [Member] | Burnley Loan [Member]
Total payoff amount	$ 118,194
Principal amount	32,350
Interest	42
Prepayment, legal, and other fees	85,802
Subsequent Event [Member] | SBCC Loan [Member]
Total payoff amount	1,122,412
Principal amount	1,066,640
Interest	11,773
Prepayment, legal, and other fees	43,999
Subsequent Event [Member] | Secured Convertible Promissory Note [Member]
Total payoff amount	780,653
Principal amount	771,431
Interest	$ 9,222
Converted of comon stock	50,000
Converted outstanding balance of secured convertible promissory	$ 50,000
Subsequent Event [Member] | Subordinated Promissory Note [Member]
Payment on subordinated promissory note, description	In accordance with the terms of the amended and restated note that became effective upon closing of the IPO on August 4, 2020 (Note 11), Goedeker used a portion of the proceeds from the IPO to pay $1,083,842 of the balance of the note.
Proceeds from the IPO to pay	$ 1,083,842
Subsequent Event [Member] | Asien Promissory Note [Member]
Shares of common stock sold					415,000
Purchase price per share					$ 2.50
Principal amount					$ 1,037,500
Annual interest rate					6.00%
Terms agreement eith lender, description					One-half (50%) of the outstanding principal amount of this Note ($518,750) and all accrued interest thereon will be amortized on a two-year straight-line basis and is payable quarterly. The second-half (50%) of the outstanding principal amount of this Note ($518,750) with all accrued, but unpaid interest thereon is due on the second anniversary of the note, along with any other unpaid principal or accrued interest.
Subsequent Event [Member] | Arvest Promissory Note [Member]
Principal amount		$ 400,000
Annual interest rate		5.25%
Maturity date		Jul. 10, 2021
Terms agreement eith lender, description		The calculation for which is the U.S. Prime Rate plus 2%. Asien's will pay accrued interest on the outstanding balance of the Arvest Loan in regular monthly payments beginning on August 10, 2020. A final payment of the entire unpaid outstanding principal and interest is due on July 10, 2021. Asien's may prepay the Arvest Loan in full or in part at any time.
Subsequent Event [Member] | Affliates [Member]
Underwritting agreement, description				Pursuant to the Underwriting Agreement, Goedeker also agreed to issue to the Representative and/or its affiliates warrants to purchase a number of shares of common stock equal in the aggregate to 5% of the total shares sold. The warrants will be exercisable at any time and from time to time, in whole or in part, beginning on January 26, 2021 until July 30, 2025, at a per share exercise price equal to $11.25 (125% of the public offering price per share).
Subsequent Event [Member] | Over-Allotment Option [Member]
Shares of common stock sold				166,577
Purchase price per share				$ 8.325